Common Stock	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Common Stock

Note 6 – Common Stock

On March 10, 2015, the Company filed with the Securities Exchange Commission (“SEC”) an automatic shelf registration statement on Form S-3 (File No. 333-202633), which became effective upon filing, for the offer and sale of up to $100,000,000 of the Company’s common stock from time to time in at-the-market offerings under the prospectus included therein and in accordance with the Sales Agency Agreement, dated March 10, 2015, between the Company and BNY Mellon Capital Markets, LLC (the “Equity Shelf Program”). During 2015, the Company sold an aggregate of 645,225 shares of common stock under this program resulting in proceeds to the Company of $35,167,584, net of $355,228 in agent commissions. No sales occurred in the fourth quarter of 2015. As of December 31, 2015, the Company had up to $64,477,188 of common stock available for sale under the program. Net proceeds from the sale of shares of common stock under the Equity Shelf Program are intended for general corporate purposes, including the acquisition of property for the construction, completion, extension or improvement of pipeline systems and facilities located in and around the communities Southwest serves.

In addition, during 2015, the Company issued approximately 209,000 shares of common stock through the Stock Incentive Plan, Restricted Stock/Unit Plan, and Management Incentive Plan.